Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash dividend, per share	$ 0.80	$ 0.76
Retained Earnings [Member]
Cash dividend, per share	$ 0.80	$ 0.76